NORWEST ADVANTAGE FUNDS

                             VALUGROWTH(SM) STOCK FUND

                                    A SHARES
                                    B SHARES

                        Supplement Dated December 1, 1998
                       to Prospectus Dated October 1, 1998


PORTFOLIO MANAGERS
------------------

1.        The  following  replaces,  in  its  entirety,   the  section  entitled
     "ValuGrowth Stock Fund" Page 43 of the Prospectus.

         VALUGROWTH STOCK FUND
         PORTFOLIO MANAGER:            Charles J. Meyer, CFA (1998)
         ADVISORY FEE:                 0.80% - first $300 million; 0.76% - next
                                       $400 million; 0.72% - remaining


2.        The following replaces, in its entirety, the paragraph entitled "David
     S. Lunt" under the section entitled Norwest Portfolio Managers on Page 46 of the Prospectus.

          CHARLES J. MEYER, CFA, associated with Norwest or its affiliates since 1998. Mr. Meyer is a Director - Institutional Portfolio Management. From 1992 to 1998 Mr. Meyer was a portfolio manager for Montana Board of Investments.